Condensed Financial Information Condensed Financial Information (Parent Company) (Condensed Balance Sheet - Parenthetical) (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Dec. 31, 2013
Condensed Balance Sheet Statements, Captions [Line Items]
Amortized cost of fixed maturity securities available-for-sale	$ 57,289	$ 59,852
Cost of equity securities available-for-sale	280	432
Allowance for Loan and Lease Losses, Real Estate	$ 40	$ 36	$ 25		$ 35
Common Stock, Par or Stated Value Per Share	$ 25,000	$ 25,000
Common Stock, Shares Authorized	4,000	4,000	40,000,000	4,000
Common Stock, Shares, Issued	3,000	3,000		3,000
Common Stock, Shares, Outstanding	3,000	3,000
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Amortized cost of fixed maturity securities available-for-sale	$ 0	$ 0
Cost of equity securities available-for-sale	0	0
Allowance for Loan and Lease Losses, Real Estate	$ 0	$ 0
Common Stock, Par or Stated Value Per Share	$ 25,000	$ 25,000
Common Stock, Shares Authorized	4,000	4,000
Common Stock, Shares, Issued	3,000	3,000
Common Stock, Shares, Outstanding	3,000	3,000